Note 5 - Property and Equipment (Details) - Minimum Future Rental Payments under Non-Cancelable Operating Leases (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Minimum Future Rental Payments under Non-Cancelable Operating Leases [Abstract]
2015	$ 401
2016	195
2017	179
2018	183
2019	185
Thereafter	220
Total	$ 1,363